Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 165,373	¥ 113,577
Operating leases	¥ 166,844	¥ 236,499
Weighted average remaining lease term, Operating leases	2 years 1 month 9 days	2 years 5 months 15 days
Weighted average discount rate, Operating leases	3.48%	3.33%